PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development expenses	$ (217,419)	$ (240,179)	$ (122,707)
Selling, general and administrative expenses	(57,599)	(56,747)	(37,417)
Total operating expenses	(275,018)	(296,926)	(160,124)
Loss from operations	(260,857)	(285,523)	(143,240)
Investment income	42,985	20,378	19,389
Changes in fair value of warrants liability		5,617	(3,030)
Other (expenses) income, net	13,083	5,808	6,154
Loss before income tax	(76,758)	(275,005)	(125,454)
Net loss	(133,969)	(274,121)	(124,812)
Other comprehensive income (loss):
Total comprehensive loss attributable to Pony AI Inc.	(149,002)	(268,313)	(120,323)
Parent company | Reportable legal entities
Operating expenses:
Research and development expenses		(200)
Selling, general and administrative expenses	(24,486)	(10,201)	(8,137)
Total operating expenses	(24,486)	(10,401)	(8,137)
Loss from operations	(24,486)	(10,401)	(8,137)
Investment income	23,982	15,799	11,820
Changes in fair value of warrants liability		5,617	(3,030)
Equity in loss of its subsidiaries, the VIEs and the VIEs' subsidiaries	(135,417)	(285,176)	(125,267)
Other (expenses) income, net	1,952	40	(198)
Loss before income tax	(133,969)	(274,121)	(124,812)
Net loss	(133,969)	(274,121)	(124,812)
Other comprehensive income (loss):
Foreign currency translation adjustments	3,355	(2,703)	(2,861)
Unrealized gain (loss) on available-for-sale financial assets, net of tax of nil	(18,388)	8,511	7,350
Total other comprehensive income (loss)	(15,033)	(5,808)	4,489
Total comprehensive loss attributable to Pony AI Inc.	$ (149,002)	$ (268,313)	$ (120,323)